Other Operating Income (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income for assets received in lieu of payment
Income from sale of assets received in lieu of payment	$ 2,560	$ 3,650	$ 1,941
Other income	40	56	37
Subtotal	2,600	3,706	1,978
Release of provisions for contingencies
Other provisions for contingencies		7,526	160
Subtotal		7,526	160
Other income
Expense recovery	9,002	4,218	4,372
Rental income	8,387	9,013	8,863
Credit card income	4,037	2,504	7,690
Recovery from correspondent banks	2,816	2,591	2,710
Revaluation of prepaid monthly payments	1,731	1,224	843
Income from sale leased assets	1,166	2,586	1,360
Others	2,576	11,927	1,983
Subtotal	29,715	34,063	27,821
Total	$ 32,315	$ 45,295	$ 29,959